Related parties	12 Months Ended
Dec. 31, 2017
Related parties [Abstract]
Related parties

10.              Related parties

	Balance sheet for associated companies, jointly-controlled investment and related companies
	2017					2016
	Odebrecht and		Petrobras and			Odebrecht and	Petrobras and
Balance sheet	subsidiaries		subsidiaries	Other	Total	subsidiaries	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable	7,634		45,184	60,502	113,320	5,634	33,843	28,390	67,867
Inventories	250,904	(i)	118		251,022		5,434		5,434
Dividends and interest on capital				10,859	10,859			14,986	14,986
Other						50			50
Total assets	258,538		45,302	71,361	375,201	5,684	39,277	43,376	88,337

Liabilities
Current
Trade payables	21,530		149,058	700	171,288	77,461	904,090	1,226	982,777
Other receivables	2,338		562	7,591	10,491
Total liabilities	23,868		149,620	8,291	181,779	77,461	904,090	1,226	982,777

(i) Note 10(b.i and b.ii)

	Transactions between associated companies, jointly-controlled investment and related companies
	2017					2016					2015
	Odebrecht and		Petrobras and			Odebrecht and		Petrobras and			Odebrecht and		Petrobras and
	subsidiaries		subsidiaries	Other	Total	subsidiaries		subsidiaries	Other	Total	subsidiaries		subsidiaries	Other	Total
Transactions
Sales of products	27,467		1,810,789	629,302	2,467,558	49,051		2,023,815	562,709	2,635,575	64,093		1,620,335	475,836	2,160,264
Purchases of raw materials, finished goods
services and utilities	742,161		12,795,819	5,664	13,543,644	1,564,103	(ii)	12,291,190	56,170	13,911,463	3,692,625	(ii)	12,488,618	108,688	16,289,931
Financial income (expenses)	2,056		(39,433)		(37,377)	(21)		6,452		6,431			6,723		6,723
General and administrative expenses
Post-employment benefits plan ("EPE")
Odebrecht Previdência Privada ("Odeprev")				36,725	36,725				41,845	41,845				44,466	44,466
Acquisition of subsidiary	610,000	1(a.ii)			610,000

(i)                    10(a.i) and (a.ii);

(ii)                  Includes expenses with the Braskem Idesa project, in the amount of  R$734,263 related to the fiscal year ended December 31, 2016 and R$3,177,121 related to the fiscal year ended December 31, 2015.

(a)             New and/or renewed agreements with related companies

As provided for in the Company's bylaws, the Board of Directors has the exclusive power to decide on any contract with related parties but those related to the purchase of raw materials that exceed R$5,000 per operation or R$15,000 altogether per year. This provision encompasses contracts between the Company and its subsidiaries and (i) any of its common shareholders and (ii) directors of the Company or subsidiary or its respective related parties.

Pursuant to Federal Law 6,404/76, officers and directors are prohibited from: (i) performing any acts of liberality with the use of the Company's assets and in its detriment; (ii) intervening in any operations in which these officers and directors have a conflict of interest with the Company or in resolutions in which they participate; and (iii) receiving, based on their position, any type of personal advantage from third parties, directly or indirectly, without an authorization under the Bylaws or by the shareholders' meeting.

As part of the control to identify related parties, the officers and directors of Braskem are asked, on an annual basis, if they or their direct family members have any kind of relevant interaction, in an amount equal to or greater than R$5,000 per operation, or in an aggregate amount greater than R$15,000, with companies that transact with Braskem and its subsidiaries, per fiscal year. Such interaction may be in the form of holding an equity interest or participating in the management of the company. For the fiscal years 2017 and 2016, the companies that were informed by the managers are considered in this note if they met the aforementioned criteria.

The related parties that have significant relationship with the Company are as follows:

Odebrecht and its direct and indirect subsidiaries:

•          Agro Energia Santa Luzia S.A. (“USL”)

•          Brenco Companhia Brasileira de Energia Renovável. (“Brenco”)

•          Construtora Norberto Odebrecht S.A. (“CNO”).

•          Odebrecht Agroindustrial Participações S.A. (“ODB Agro Par”)

•          Rio Claro Agroindustrial S.A.

•          Usina Conquista do Pontal S.A. (“UCP”)

•          Santo Antônio Energia S.A. (“SAESA”)

Petrobras and its direct and indirect subsidiaries:

•          Petrobras: shareholder of Braskem.

•          Petrobras Distribuidora (“BR Distribuidora”).

•          Refinaria Alberto Pasqualini (“REFAP”).

Joint ventures of Braskem:

•          Refinaria de Petróleo Riograndense S.A. (“RPR”).

In the fiscal years ended December 31, 2017 and December 31, 2016, the following transactions were carried out with related companies, all with normal market terms and conditions, by the Company:

•          Odebrecht and its subsidiaries:

(i)        In March 2017, the Company entered into an agreement for supply of hydrous ethanol with UCP and USL. Ethanol is the feedstock consumed by Braskem to produce green ethylene. The agreement is guaranteed by ODB Agro Par and Rio Claro. The agreement also provides for a commercial discount and other flexibilities in the process of Braskem's acquisition of the product. It also includes an advance of R$150,000, to be restated at market rates. The advance is guaranteed by a pledge of the sugarcane crop, its products and subproducts at net market value in an amount greater than the value of the advance, with the pledged asset insured through a policy contracted from a premium insurer and with a provision for subrogation. The agreement is valid through April 30, 2018 and the balance as of December 31, 2017 was R$50,904.

In December 2017, the Company entered into an amendment that changed the billing for raw material acquisitions to future delivery, so as to bring forward the billing of the volume of the goods delivered between January and March 2018. The amendment determines that the price practiced at time of delivery is the lesser of the ceiling established in the amendment and the reference established in the original contract.

(ii)     In December 2017, an agreement was entered into with USL, UCP, ODB Agro Par and Brenco, with the purpose of ensuring the supply of hydrous ethanol volumes, which included a commercial discount on the supply and established contractual flexibilities for acquisition. The contract includes an advance of R$200,000, which is guaranteed by a pledge of the sugarcane crop, its products and sub-products at a net market value greater than the amount of the advance, with the pledged asset insured by a policy contracted from a premium insurer and with a provision for subrogation, with duration through     April 30, 2019.

(iii)   In December 2017, the Company signed an industrial maintenance services agreement with CNO that encompassed boilers and the welding of tubing and static equipment, as well as operational and maintenance services on cargo machinery to be performed at the Braskem Units located in Rio Grande do Sul. The agreement has an estimated maximum amount of R$120,000 and is valid through December 1, 2021.

(iv)   In August 2016, a power purchase agreement was executed with SAESA to supply Braskem's industrial units. The agreement has an estimated maximum value of R$517,000 and is valid for 13 years as from January 1, 2017.

•          Petrobras and its subsidiaries:

(i)      On December 23, 2015, Braskem and Petrobras entered into an agreement for the annual purchase of 7 million tons of petrochemical naphtha for five years. This agreement includes commercial renegotiation rights for both parties as of the third year, in case of changes in certain market conditions. The established price is 102.1% of ARA international benchmark, which is the average price of inputs in the European ports of Amsterdam, Rotterdam and Antwerp).

(ii)     As from January 2017, Braskem maintains agreements for the sale of gasoline to Petrobras Distribuidora S.A., which is renewed on a monthly basis. Sales in the year amount to R$995,602.

(iii)   In November 2016, the Company entered into an agreement with Petrobras for the purchase of 108,000 tons of polymer-grade propylene through REFAP, with duration of 5 years.

•          Braskem joint venture:

(i)      In 2017, sales of gasoil to RPR amounted to R$44,698. The product is used as feedstock in the diesel production process.

(ii)     Since January 2017, Braskem has maintained monthly negotiations for the sale of gasoline to RPR. Sales in the period amounted to R$323,949.

(b)            Key management personnel

Income statement transactions	2017	2016	2015
Remuneration
Short-term benefits	60,303	44,277	46,562
Post-employment benefit	664	515	272
Total	60,967	44,792	46,834